Label	Element	Value
Innovator Premium Income 30 Barrier ETF® - October | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.40%
Innovator Premium Income 30 Barrier ETF® - October | S&P 500 Index, Expiration: 09/30/2026; Exercise Price: $4,615.01 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	8.40%
Innovator Premium Income 30 Barrier ETF® - October | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.30%
Innovator Premium Income 30 Barrier ETF® - October | S&P 500 Mini Index, Expiration: 09/30/2026; Exercise Price: $468.19 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.30%)
Innovator Premium Income 30 Barrier ETF® - October | S&P 500 Index, Expiration: 09/30/2026; Exercise Price: $4,681.89 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(8.80%)